Eaton Vance
Global Macro Absolute Return Fund
July 31, 2022 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2022, the value of the Fund’s investment in the Portfolio was $1,959,531,791 and the Fund owned 99.5% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.2%
Security	Principal Amount (000's omitted)	Value
CFG Investments, Ltd., Series 2021-1, Class B, 5.82%, 5/20/32(1)	$3,600	$ 3,457,396
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 5.109%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	9,000	8,889,702
Series 2018-GT2, Class A, 4.909%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	8,064	7,907,633
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	23,631	22,308,334
Total Asset-Backed Securities (identified cost $43,951,613)		$ 42,563,065

Collateralized Mortgage Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$1	$ 658
Series 1548, Class Z, 7.00%, 7/15/23	4	4,110
Series 1650, Class K, 6.50%, 1/15/24	46	46,633
Series 1817, Class Z, 6.50%, 2/15/26	11	10,774
Series 1927, Class ZA, 6.50%, 1/15/27	50	51,728
Series 2344, Class ZD, 6.50%, 8/15/31	203	215,723
Series 2458, Class ZB, 7.00%, 6/15/32	407	437,448
Interest Only:(4) Series 4791, Class JI, 4.00%, 5/15/48	4,661	838,295
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class B1, 8.259%, (1 mo. USD LIBOR + 6.00%), 8/25/50(1)(2)	4,296	4,576,342
Series 2020-HQA4, Class B1, 7.509%, (1 mo. USD LIBOR + 5.25%), 9/25/50(1)(2)	2,089	2,119,753
Series 2022-HQA1, Class B1, 8.514%, (30-day average SOFR + 7.00%), 3/25/42(1)(2)	3,697	3,645,565
Series 2022-HQA1, Class M1B, 5.014%, (30-day average SOFR + 3.50%), 3/25/42(1)(2)	1,479	1,472,331
Series 2022-HQA1, Class M2, 6.764%, (30-day average SOFR + 5.25%), 3/25/42(1)(2)	2,957	2,885,573
Federal National Mortgage Association:
Series G93-1, Class K, 6.675%, 1/25/23	2	1,539
Series G94-7, Class PJ, 7.50%, 5/17/24	32	32,622
Series 1992-180, Class F, 3.409%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	2	2,132
Series 1993-16, Class Z, 7.50%, 2/25/23	7	7,134
Series 1993-79, Class PL, 7.00%, 6/25/23	9	8,963
Series 1993-104, Class ZB, 6.50%, 7/25/23	3	3,328
Series 1993-121, Class Z, 7.00%, 7/25/23	66	66,886
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 1993-141, Class Z, 7.00%, 8/25/23	$14	$ 14,479
Series 1994-42, Class ZQ, 7.00%, 4/25/24	152	156,141
Series 1994-79, Class Z, 7.00%, 4/25/24	23	23,846
Series 1994-89, Class ZQ, 8.00%, 7/25/24	37	38,758
Series 1996-35, Class Z, 7.00%, 7/25/26	15	15,501
Series 1998-16, Class H, 7.00%, 4/18/28	80	85,036
Series 1998-44, Class ZA, 6.50%, 7/20/28	133	139,617
Series 1999-25, Class Z, 6.00%, 6/25/29	139	143,825
Series 2000-2, Class ZE, 7.50%, 2/25/30	29	31,128
Series 2000-49, Class A, 8.00%, 3/18/27	78	82,471
Series 2001-31, Class ZA, 6.00%, 7/25/31	1,093	1,132,997
Series 2001-74, Class QE, 6.00%, 12/25/31	308	326,318
Series 2009-48, Class WA, 5.817%, 7/25/39(3)	1,601	1,675,669
Series 2011-38, Class SA, 6.723%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(5)	721	726,321
Interest Only:(4)
Series 424, Class C8, 3.50%, 2/25/48	5,962	944,855
Series 2018-21, Class IO, 3.00%, 4/25/48	5,114	880,639
Series 2018-58, Class BI, 4.00%, 8/25/48	797	146,610
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2021-R02, Class 2B1, 4.814%, (30-day average SOFR + 3.30%), 11/25/41(1)(2)	5,415	4,955,198
Series 2022-R02, Class 2B2, 9.164%, (30-day average SOFR + 7.65%), 1/25/42(1)(2)	2,588	2,335,114
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	7	7,252
Total Collateralized Mortgage Obligations (identified cost $44,023,579)		$ 30,289,312

Common Stocks — 2.8%
Security	Shares	Value
Argentina — 0.3%
Banco Macro S.A. ADR(6)	64,200	$ 832,032
Grupo Financiero Galicia S.A. ADR	95,400	744,120
IRSA Inversiones y Representaciones S.A. ADR(6)	69,200	286,488
Loma Negra Cia Industrial Argentina S.A. ADR	145,800	860,220
Pampa Energia S.A. ADR(6)	62,700	1,501,665
Telecom Argentina S.A. ADR(6)	174,000	774,300
Transportadora de Gas del Sur S.A. ADR(6)	110,721	662,111
		$ 5,660,936

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Bulgaria — 0.3%
Eurohold Bulgaria AD(6)	5,313,401	$ 5,546,816
		$ 5,546,816
Cyprus — 0.2%
Bank of Cyprus Holdings PLC(6)	4,401,002	$ 4,564,966
		$ 4,564,966
Egypt — 0.0%(7)
Taaleem Management Services Co. SAE(6)	4,698,326	$ 770,591
		$ 770,591
Greece — 0.5%
Alpha Services and Holdings S.A.(6)	644,100	$ 572,498
Eurobank Ergasias Services and Holdings S.A.(6)	1,087,400	1,001,683
Hellenic Telecommunications Organization S.A.	112,400	1,935,298
JUMBO S.A.	71,500	1,108,592
Motor Oil (Hellas) Corinth Refineries S.A.	38,600	669,066
Mytilineos S.A.	50,500	781,069
National Bank of Greece S.A.(6)	226,500	709,580
OPAP S.A.	77,900	1,079,251
Piraeus Financial Holdings S.A.(6)	938,200	854,982
Public Power Corp. S.A.(6)	65,900	390,925
Titan Cement International S.A.	3,203	36,780
		$ 9,139,724
Iceland — 0.3%
Arion Banki HF(1)	1,015,472	$ 1,324,137
Eik Fasteignafelag HF	3,253,209	372,081
Eimskipafelag Islands HF	225,337	914,920
Hagar HF	921,987	497,511
Islandsbanki HF	668,258	630,188
Reginn HF	1,291,872	312,309
Reitir Fasteignafelag HF	875,641	591,608
Siminn HF	4,736,421	398,137
		$ 5,040,891
Indonesia — 0.4%
Allo Bank Indonesia Tbk PT(6)	346,000	$ 82,399
Astra International Tbk PT	963,500	411,509
Bank Central Asia Tbk PT	2,864,100	1,424,202
Bank Jago Tbk PT(6)	279,300	199,590
Bank Mandiri Persero Tbk PT	1,021,800	571,961
Bank Negara Indonesia Persero Tbk PT	423,700	224,864
Bank Rakyat Indonesia Persero Tbk PT	3,486,600	1,029,219
Bayan Resources Tbk PT	65,400	299,733
Chandra Asri Petrochemical Tbk PT	381,600	244,616
Security	Shares	Value
Indonesia (continued)
Charoen Pokphand Indonesia Tbk PT	389,000	$ 146,911
Elang Mahkota Teknologi Tbk PT(6)	1,163,600	147,494
GoTo Gojek Tokopedia Tbk PT(6)	35,084,000	703,431
Merdeka Copper Gold Tbk PT(6)	580,600	159,345
Telkom Indonesia Persero Tbk PT	2,432,100	694,657
Unilever Indonesia Tbk PT	662,300	201,669
United Tractors Tbk PT	84,500	184,667
		$ 6,726,267
Japan — 0.1%
Mizuho Financial Group, Inc.	52,500	$ 626,135
SBI Holdings, Inc.	8,800	178,529
Sumitomo Mitsui Financial Group, Inc.	19,500	611,756
Tokio Marine Holdings, Inc.	11,900	696,625
		$ 2,113,045
United Arab Emirates — 0.2%
Al Yah Satellite Communications Co-Pjsc-Yah Sat	5,278,406	$ 3,766,184
Dubai Electricity & Water Authority PJSC(6)	983,852	680,654
		$ 4,446,838
United Kingdom — 0.0%(7)
Tesnik Cuatro, Ltd.(8)	409,000	$ 286,464
		$ 286,464
Vietnam — 0.5%
Bank for Foreign Trade of Vietnam JSC	84,651	$ 271,224
Binh Minh Plastics JSC	14,820	38,066
Coteccons Construction JSC	36,000	93,301
FPT Corp.	575,901	2,063,949
Hoa Phat Group JSC	475,478	438,572
KIDO Group Corp.	10,295	31,122
Military Commercial Joint Stock Bank(6)	662,987	730,484
Mobile World Investment Corp.	1,082,498	2,914,026
Phu Nhuan Jewelry JSC	261,630	1,281,330
Refrigeration Electrical Engineering Corp.	250,251	834,513
Vietnam Dairy Products JSC	90,281	281,830
Vietnam Prosperity JSC Bank(6)	420,683	553,503
Vietnam Technological & Commercial Joint Stock Bank(6)	163,200	265,766
Vingroup JSC(6)	78,738	216,025
		$ 10,013,711
Total Common Stocks (identified cost $62,720,640)		$ 54,310,249

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.1%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,340	$ 2,889,100
			$ 2,889,100
India — 0.1%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(9)	USD	2,970	$ 1,911,195
			$ 1,911,195
Total Convertible Bonds (identified cost $6,311,118)			$ 4,800,295

Foreign Corporate Bonds — 7.2%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	280	$ 250,476
YPF S.A., 4.00% to 1/1/23, 2/12/26(1)(10)	USD	1,263	1,001,000
			$ 1,251,476
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(9)	USD	3,334	$ 3,092,285
			$ 3,092,285
Brazil — 1.1%
Arcos Dorados BV, 6.125%, 5/27/29(1)	USD	2,215	$ 2,107,617
Braskem America Finance Co., 7.125%, 7/22/41(9)	USD	1,279	1,269,782
Braskem Netherlands Finance BV, 5.875%, 1/31/50(9)	USD	3,939	3,432,972
Coruripe Netherlands BV:
10.00%, 2/10/27(1)	USD	903	769,363
10.00%, 2/10/27(9)	USD	1,989	1,694,642
Guara Norte S.a.r.l., 5.198%, 6/15/34(9)	USD	1,103	906,721
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(9)	USD	1,383	1,096,902
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	3,757	3,019,407
Natura & Co. Luxembourg Holding S.a.r.l., 6.00%, 4/19/29(1)	USD	1,328	1,232,670
Natura Cosmeticos S.A., 4.125%, 5/3/28(9)	USD	3,589	3,046,307
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(9)	USD	679	665,328
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	479	$ 456,231
Vale S.A., 2.762%(11)(12)	BRL	42,422	3,064,315
			$ 22,762,257
Bulgaria — 0.2%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(9)	EUR	405	$ 333,089
Eurohold Bulgaria AD, 6.50%, 12/7/22(9)	EUR	4,582	4,672,214
			$ 5,005,303
Chile — 0.3%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(9)(13)	USD	636	$ 544,661
7.125% to 4/7/24, 3/26/79(9)(13)	USD	928	847,607
Mercury Chile Holdco, LLC, 6.50%, 1/24/27(9)	USD	1,505	1,297,766
VTR Comunicaciones SpA:
4.375%, 4/15/29(9)	USD	2,035	1,337,023
5.125%, 1/15/28(9)	USD	1,532	1,121,182
			$ 5,148,239
China — 0.1%
KWG Group Holdings, Ltd., 7.875%, 9/1/23(9)	USD	1,571	$ 243,813
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)	USD	5,100	510,000
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(9)	USD	2,000	265,000
8.35%, 4/19/23(9)(14)	USD	3,270	377,451
Times China Holdings, Ltd.:
5.55%, 6/4/24(9)	USD	3,999	529,132
6.75%, 7/16/23(9)	USD	2,966	461,213
			$ 2,386,609
Georgia — 0.4%
Georgia Capital JSC, 6.125%, 3/9/24(9)	USD	6,762	$ 6,444,218
Silknet JSC, 8.375%, 1/31/27(9)	USD	671	649,192
			$ 7,093,410
Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(9)	USD	1,746	$ 1,615,190
			$ 1,615,190
Iceland — 0.9%
Arion Banki HF, 6.00%, 4/12/24(9)	ISK	1,000,000	$ 7,316,804
Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	6,341,720
Landsbankinn HF, 5.00%, 11/23/23(9)	ISK	560,000	4,069,351

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Iceland (continued)
WOW Air HF:
0.00%(8)(11)(14)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(14)	EUR	3,600	0
			$ 17,727,875
India — 1.3%
Indian Railway Finance Corp., Ltd.:
2.80%, 2/10/31(9)	USD	15,006	$ 12,496,588
3.57%, 1/21/32(9)	USD	8,481	7,390,259
JSW Infrastructure, Ltd., 4.95%, 1/21/29(9)	USD	3,677	3,065,144
JSW Steel, Ltd., 5.05%, 4/5/32(9)	USD	1,466	1,150,267
Reliance Communications, Ltd., 6.50%, 11/6/20(9)(14)	USD	1,800	137,700
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(9)	USD	1,481	1,284,185
			$ 25,524,143
Indonesia — 0.3%
Alam Sutera Realty Tbk PT:
6.00%, (6.00% cash or 6.25% PIK), 5/2/24(15)	USD	1,675	$ 1,100,475
6.25%, (6.25% cash or 6.50% PIK), 11/2/25(9)(15)	USD	5,025	2,814,000
Freeport Indonesia PT, 5.315%, 4/14/32(9)	USD	1,896	1,782,240
			$ 5,696,715
Mexico — 0.3%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(9)(14)	USD	3,890	$ 243,125
10.00%, 12/19/22(9)(14)	USD	1,849	98,922
Braskem Idesa SAPI, 6.99%, 2/20/32(9)	USD	3,000	2,594,730
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(9)(14)	USD	1,124	705,872
Petroleos Mexicanos, 6.75%, 9/21/47	USD	3,700	2,539,180
			$ 6,181,829
Moldova — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	5,849	$ 4,250,398
			$ 4,250,398
Morocco — 0.1%
OCP S.A., 5.125%, 6/23/51(9)	USD	2,770	$ 1,962,750
			$ 1,962,750
Nigeria — 0.3%
IHS Holding, Ltd., 5.625%, 11/29/26(9)	USD	1,740	$ 1,452,587
Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
IHS Netherlands Holdco BV, 8.00%, 9/18/27(9)	USD	970	$ 865,114
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(9)	USD	3,306	2,810,166
			$ 5,127,867
Paraguay — 0.2%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	4,435	$ 3,581,174
			$ 3,581,174
Peru — 0.0%(7)
PetroTal Corp., 12.00%, 2/16/24(1)(9)	USD	720	$ 734,400
			$ 734,400
Saint Lucia — 0.0%(7)
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(9)	USD	1,120	$ 1,048,790
			$ 1,048,790
South Africa — 0.3%
HTA Group, Ltd., 7.00%, 12/18/25(9)	USD	2,994	$ 2,658,133
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(9)(15)	USD	3,656	3,528,496
			$ 6,186,629
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	4,390	$ 3,650,724
			$ 3,650,724
United Arab Emirates — 0.1%
NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(9)(11)(13)	USD	1,765	$ 1,587,600
			$ 1,587,600
Uzbekistan — 0.5%
Ipoteka-Bank ATIB, 5.50%, 11/19/25(9)	USD	833	$ 728,167
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(9)	UZS	101,000,000	9,220,296
			$ 9,948,463
Total Foreign Corporate Bonds (identified cost $181,427,086)			$141,564,126

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 2.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(8)(9)(16)	UZS	293,470,000	$ 26,890,749
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/26/23(8)(9)(16)	UZS	248,781,000	22,797,774
Total Loan Participation Notes (identified cost $54,200,436)			$ 49,688,523

Reinsurance Side Cars — 0.7%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2021A, 0.00%, 3/21/25(1)(8)(17)(18)	1,050,000	$ 844,200
Series 2022A, 0.00%, 3/20/26(1)(8)(17)(18)	1,100,000	1,092,850
Series 2022B, 0.00%, 3/20/26(1)(8)(17)(18)	2,400,000	2,387,520
Mt. Logan Re, Ltd., Series A-1(6)(8)(18)(19)	4,400	4,101,846
Sussex Capital, Ltd.:
Designated Investment Series 16, 12/21(6)(8)(18)(19)	817	635,557
Series 16, Preference Shares(6)(8)(18)(19)	5,500	5,083,162
Total Reinsurance Side Cars (identified cost $14,450,000)		$ 14,145,135

Senior Floating-Rate Loans — 0.9%(20)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(7)
Desa, LLC, Term Loan, 2.50%, 6/30/24(8)(21)	$843	$ 467,035
		$ 467,035
Luxembourg — 0.1%
Zacapa LLC, Term Loan, 3/22/29(22)	$1,100	$ 1,050,500
		$ 1,050,500
Mexico — 0.8%
Petroleos Mexicanos, Term Loan, 5.346%, (1 mo. USD LIBOR + 3.00%), 6/28/24	$15,931	$ 15,373,415
		$ 15,373,415
Total Senior Floating-Rate Loans (identified cost $17,291,682)		$ 16,890,950

Sovereign Government Bonds — 39.6%
Security	Principal Amount (000's omitted)		Value
Armenia — 0.4%
Republic of Armenia:
3.60%, 2/2/31(9)	USD	2,895	$ 2,022,013
3.95%, 9/26/29(9)	USD	2,355	1,766,368
7.15%, 3/26/25(9)	USD	4,124	4,120,480
			$ 7,908,861
Azerbaijan — 0.2%
Republic of Azerbaijan, 3.50%, 9/1/32(9)	USD	4,935	$ 4,252,328
			$ 4,252,328
Bahrain — 0.6%
Kingdom of Bahrain:
5.45%, 9/16/32(9)	USD	10,100	$ 8,563,012
6.00%, 9/19/44(9)	USD	4,528	3,333,966
7.50%, 9/20/47(9)	USD	440	374,791
			$ 12,271,769
Barbados — 1.3%
Government of Barbados, 6.50%, 10/1/29(9)	USD	28,151	$ 26,094,229
			$ 26,094,229
Benin — 0.4%
Benin Government International Bond, 6.875%, 1/19/52(9)	EUR	11,330	$ 7,684,718
			$ 7,684,718
Colombia — 1.9%
Titulos De Tesoreria B:
5.75%, 11/3/27	COP	50,695,000	$ 9,162,370
6.00%, 4/28/28	COP	70,359,000	12,416,304
7.00%, 3/26/31	COP	50,747,300	8,606,774
7.00%, 6/30/32	COP	42,426,600	6,974,133
			$ 37,159,581
Costa Rica — 0.1%
Costa Rica Government Bond, 9.66%, 9/30/26(9)	CRC	684,200	$ 1,097,059
			$ 1,097,059

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Croatia — 0.1%
Croatia Government International Bond, 1.75%, 3/4/41(9)	EUR	3,250	$ 2,625,757
			$ 2,625,757
Dominican Republic — 1.8%
Dominican Republic:
6.00%, 2/22/33(1)	USD	2,198	$ 2,001,037
6.40%, 6/5/49(9)	USD	9,148	7,525,356
6.50%, 2/15/48(9)	USD	207	173,342
6.85%, 1/27/45(9)	USD	6,547	5,783,544
8.00%, 1/15/27(9)	DOP	96,000	1,483,334
8.00%, 2/12/27(9)	DOP	490,340	7,618,376
13.00%, 6/9/34(9)	DOP	613,300	11,393,550
			$ 35,978,539
Ecuador — 0.3%
Republic of Ecuador:
1.50%, 7/31/40(9)	USD	2,839	$ 1,034,032
1.50% to 7/31/23, 7/31/40(9)(10)	USD	10,433	4,332,281
			$ 5,366,313
Egypt — 1.3%
Arab Republic of Egypt:
6.375%, 4/11/31(9)	EUR	11,851	$ 7,318,864
7.50%, 2/16/61(9)	USD	20,206	11,365,067
7.903%, 2/21/48(9)	USD	956	541,153
8.15%, 11/20/59(9)	USD	1,329	762,180
8.70%, 3/1/49(9)	USD	6,947	4,063,995
8.75%, 9/30/51(9)	USD	2,777	1,636,625
8.875%, 5/29/50(9)	USD	1,083	644,504
			$ 26,332,388
El Salvador — 0.5%
Republic of El Salvador:
7.125%, 1/20/50(9)	USD	2,625	$ 868,764
7.625%, 2/1/41(9)	USD	1,259	426,137
7.75%, 1/24/23(9)	USD	9,002	7,856,472
			$ 9,151,373
Ethiopia — 0.2%
Ethiopia Government International Bond, 6.625%, 12/11/24(9)	USD	7,326	$ 3,826,370
			$ 3,826,370
Security	Principal Amount (000's omitted)		Value
Gabon — 0.5%
Gabon Government International Bond, 6.625%, 2/6/31(9)	USD	12,657	$ 8,970,649
			$ 8,970,649
Georgia — 0.2%
Georgia Government International Bond, 2.75%, 4/22/26(9)	USD	4,364	$ 3,737,160
			$ 3,737,160
Greece — 0.5%
Hellenic Republic Government Bond, 1.75%, 6/18/32(1)(9)	EUR	11,700	$ 10,724,181
			$ 10,724,181
Honduras — 1.3%
Honduras Government International Bond:
5.625%, 6/24/30(9)	USD	16,651	$ 12,458,996
6.25%, 1/19/27(9)	USD	2,710	2,279,486
7.50%, 3/15/24(9)	USD	11,892	11,684,167
			$ 26,422,649
Iceland — 1.3%
Republic of Iceland, 6.50%, 1/24/31	ISK	3,257,985	$ 25,493,258
			$ 25,493,258
India — 0.2%
Export-Import Bank of India:
2.25%, 1/13/31(9)	USD	2,400	$ 1,971,448
3.25%, 1/15/30(9)	USD	2,980	2,677,738
			$ 4,649,186
Indonesia — 0.5%
Perusahaan Penerbit SBSN:
4.40%, 6/6/27(9)	USD	5,000	$ 5,121,875
4.70%, 6/6/32(9)	USD	4,278	4,434,507
			$ 9,556,382
Iraq — 1.1%
Republic of Iraq:
5.80%, 1/15/28(9)	USD	20,446	$ 17,702,874
6.752%, 3/9/23(9)	USD	3,408	3,321,318
			$ 21,024,192

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ivory Coast — 0.8%
Ivory Coast Government International Bond:
4.875%, 1/30/32(9)	EUR	3,666	$ 2,805,555
5.25%, 3/22/30(9)	EUR	10,453	8,290,940
6.625%, 3/22/48(9)	EUR	5,615	4,020,323
6.875%, 10/17/40(9)	EUR	1,048	784,627
			$ 15,901,445
Jordan — 0.5%
Kingdom of Jordan:
5.85%, 7/7/30(9)	USD	585	$ 497,279
7.375%, 10/10/47(9)	USD	6,567	5,290,244
7.75%, 1/15/28(9)	USD	3,360	3,282,300
			$ 9,069,823
Lebanon — 0.3%
Lebanese Republic:
5.80%, 4/14/20(9)(14)	USD	337	$ 22,326
6.00%, 1/27/23(9)(14)	USD	1,505	99,706
6.10%, 10/4/22(9)(14)	USD	5,758	381,467
6.15%, 6/19/20(14)	USD	448	29,680
6.20%, 2/26/25(9)(14)	USD	450	29,813
6.25%, 5/27/22(14)	USD	750	49,688
6.25%, 11/4/24(9)(14)	USD	7,663	507,674
6.25%, 6/12/25(9)(14)	USD	2,947	195,239
6.375%, 3/9/20(14)	USD	6,588	436,455
6.40%, 5/26/23(14)	USD	7,625	505,156
6.65%, 4/22/24(9)(14)	USD	7,602	503,632
6.65%, 11/3/28(9)(14)	USD	3,522	233,332
6.65%, 2/26/30(9)(14)	USD	453	30,011
6.75%, 11/29/27(9)(14)	USD	194	12,853
6.85%, 5/25/29(14)	USD	8,628	571,605
7.00%, 12/3/24(14)	USD	3,446	228,297
7.00%, 3/20/28(9)(14)	USD	5,356	328,055
7.05%, 11/2/35(9)(14)	USD	1,463	96,924
7.15%, 11/20/31(9)(14)	USD	4,621	283,036
8.20%, 5/17/33(14)	USD	1,595	97,694
8.25%, 4/12/21(9)(14)	USD	3,382	224,058
8.25%, 5/17/34(14)	USD	1,326	81,218
			$ 4,947,919
Macedonia — 0.4%
North Macedonia Government International Bond:
1.625%, 3/10/28(9)	EUR	8,138	$ 6,599,432
Security	Principal Amount (000's omitted)		Value
Macedonia (continued)
North Macedonia Government International Bond: (continued)
3.675%, 6/3/26(9)	EUR	818	$ 771,557
			$ 7,370,989
Mexico — 1.3%
Mexican Udibonos Bond, 2.75%, 11/27/31(23)	MXN	573,475	$ 25,457,613
			$ 25,457,613
Mozambique — 0.2%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(9)(10)	USD	4,854	$ 3,305,574
			$ 3,305,574
New Zealand — 0.6%
New Zealand Government Bond, 3.00%, 9/20/30(9)(23)	NZD	16,723	$ 12,149,768
			$ 12,149,768
Oman — 1.2%
Oman Government International Bond:
6.50%, 3/8/47(9)	USD	9,825	$ 8,515,121
6.75%, 1/17/48(9)	USD	15,835	14,073,832
7.00%, 1/25/51(9)	USD	670	607,858
			$ 23,196,811
Peru — 0.9%
Peru Government Bond:
6.15%, 8/12/32	PEN	11,854	$ 2,600,504
6.95%, 8/12/31	PEN	62,101	14,606,164
			$ 17,206,668
Philippines — 0.9%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,024,000	$ 17,855,274
			$ 17,855,274
Romania — 0.7%
Romania Government International Bond:
2.625%, 12/2/40(9)	EUR	894	$ 582,548
2.75%, 4/14/41(9)	EUR	1,699	1,108,606
3.375%, 1/28/50(9)	EUR	5,202	3,463,725
4.625%, 4/3/49(9)	EUR	9,940	8,052,101
			$ 13,206,980

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Serbia — 2.6%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	1,539,040	$ 10,739,275
5.875%, 2/8/28	RSD	4,951,760	40,805,934
			$ 51,545,209
South Africa — 3.2%
Republic of South Africa, 10.50%, 12/21/26	ZAR	998,381	$ 63,432,027
			$ 63,432,027
South Korea — 1.2%
Korea Treasury Bond, 1.875%, 12/10/24	KRW	31,500,000	$ 23,603,720
			$ 23,603,720
Sri Lanka — 0.8%
Sri Lanka Government International Bond:
5.75%, 4/18/23(9)(14)	USD	6,402	$ 2,005,384
6.20%, 5/11/27(9)(14)	USD	3,903	1,209,554
6.35%, 6/28/24(9)(14)	USD	2,360	729,731
6.75%, 4/18/28(9)(14)	USD	9,346	2,868,235
6.825%, 7/18/26(9)(14)	USD	12,809	4,045,354
6.85%, 3/14/24(9)(14)	USD	6,343	1,964,569
6.85%, 11/3/25(9)(14)	USD	2,892	922,896
7.55%, 3/28/30(9)(14)	USD	4,587	1,393,369
7.85%, 3/14/29(9)(14)	USD	2,200	675,521
			$ 15,814,613
Suriname — 1.9%
Republic of Suriname:
9.25%, 10/26/26(9)(14)	USD	44,764	$ 36,706,480
12.875%, 12/30/23(9)(14)	USD	1,385	1,143,317
			$ 37,849,797
Thailand — 0.1%
Thailand Government Bond, 2.875%, 6/17/46	THB	112,400	$ 2,673,675
			$ 2,673,675
Uganda — 0.1%
Uganda Government Bond:
10.00%, 9/7/23	UGX	5,761,400	$ 1,458,318
11.00%, 4/13/23	UGX	3,383,600	877,806
			$ 2,336,124
Security	Principal Amount (000's omitted)		Value
Ukraine — 3.1%
Ukraine Government Bond:
10.00%, 8/23/23(8)	UAH	39,841	$ 591,314
10.95%, 11/1/23(8)	UAH	25,660	380,842
11.67%, 11/22/23(8)	UAH	822,303	12,204,497
15.84%, 2/26/25(8)	UAH	3,871,788	46,160,003
15.97%, 4/19/23(8)	UAH	6,037	105,758
Ukraine Government International Bond, 1.258%, GDP-Linked, 5/31/40(9)(24)	USD	9,576	2,621,430
			$ 62,063,844
United Arab Emirates — 0.6%
Finance Department Government of Sharjah, 4.00%, 7/28/50(9)	USD	19,846	$ 12,815,257
			$ 12,815,257
Uruguay — 0.9%
Uruguay Government Bond, 3.875%, 7/2/40(23)	UYU	595,972	$ 14,391,831
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	151,660	3,058,285
			$ 17,450,116
Uzbekistan — 0.1%
National Bank of Uzbekistan, 4.85%, 10/21/25(9)	USD	326	$ 287,695
Republic of Uzbekistan, 14.50%, 11/25/23(9)	UZS	16,470,000	1,438,466
			$ 1,726,161
Vietnam — 1.1%
Vietnam Government International Bond, 4.80%, 11/19/24(9)	USD	21,375	$ 21,377,060
			$ 21,377,060
Zambia — 1.4%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	229,105	$ 9,244,965
11.00%, 9/20/26	ZMW	14,610	571,882
11.00%, 12/27/26	ZMW	72,160	2,753,710
12.00%, 3/22/28	ZMW	26,190	948,467
12.00%, 5/31/28	ZMW	8,430	301,855
12.00%, 11/1/28	ZMW	20,900	731,450
12.00%, 2/21/29	ZMW	47,920	1,656,151
13.00%, 6/28/31	ZMW	20,170	678,833
13.00%, 9/20/31	ZMW	36,470	1,218,492
13.00%, 12/27/31	ZMW	40,570	1,347,065
14.00%, 12/5/31	ZMW	4,600	162,183
15.00%, 2/16/27	ZMW	15,100	663,276

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government International Bond, 5.375%, 9/20/22(9)(14)	USD	12,572	$ 6,886,942
			$ 27,165,271
Total Sovereign Government Bonds (identified cost $1,039,034,227)			$779,848,680

Sovereign Loans — 4.0%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 5.75%, (3 mo. EURIBOR + 5.75%), 1/6/28(2)	EUR	2,665	$ 2,484,363
			$ 2,484,363
Kenya — 0.6%
Government of Kenya:
Term Loan, 8.422%, (6 mo. USD LIBOR + 6.70%), 10/24/24(2)	USD	1,452	$ 1,460,131
Term Loan, 9.312%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	USD	10,449	10,508,183
			$ 11,968,314
Macedonia — 0.1%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 12/16/22(2)(25)	EUR	1,100	$ 1,124,417
			$ 1,124,417
Nigeria — 0.6%
Bank of Industry Limited, Term Loan, 7.745%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(25)	USD	11,454	$ 11,466,402
			$ 11,466,402
Tanzania — 2.6%
Government of the United Republic of Tanzania, Term Loan, 8.232%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	USD	58,755	$ 50,734,531
			$ 50,734,531
Total Sovereign Loans (identified cost $86,406,839)			$ 77,778,027

U.S. Government Agency Mortgage-Backed Securities — 2.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.675%, (COF + 2.43%), with maturity at 2023(26)	$2	$ 2,385
2.754%, (1 yr. CMT + 2.31%), with maturity at 2036(26)	601	622,788
2.793%, (COF + 1.25%), with maturity at 2035(26)	502	499,041
4.028%, (COF + 1.25%), with maturity at 2029(26)	7	6,635
4.403%, (COF + 1.25%), with maturity at 2030(26)	136	143,375
4.50%, with maturity at 2035	126	129,145
6.00%, with various maturities to 2035	3,193	3,442,091
6.50%, with various maturities to 2032	3,668	4,000,411
6.60%, with maturity at 2030	347	373,792
7.00%, with various maturities to 2036	4,530	4,927,541
7.31%, with maturity at 2026	4	4,433
7.50%, with various maturities to 2035	1,719	1,862,184
8.00%, with various maturities to 2030	351	363,187
8.50%, with maturity at 2025	5	5,579
9.00%, with various maturities to 2027	21	22,288
9.50%, with maturity at 2027	12	12,658
Federal National Mortgage Association:
1.607%, (COF + 1.30%), with maturity at 2033(26)	475	466,756
1.677%, (COF + 1.30%), with maturity at 2024(26)	170	169,925
1.893%, (COF + 1.40%), with maturity at 2025(26)	101	100,914
2.012%, (COF + 1.35%), with maturity at 2027(26)	27	26,992
2.093%, (COF + 1.60%), with maturity at 2024(26)	48	48,296
2.319%, (1 yr. CMT + 2.15%), with maturity at 2028(26)	65	65,825
3.226%, (COF + 1.25%), with maturity at 2034(26)	161	166,353
3.256%, (COF + 1.25%), with maturity at 2035(26)	474	483,272
6.00%, with various maturities to 2035	10,629	11,526,862
6.334%, (COF + 2.00%), with maturity at 2032(26)	209	229,124
6.50%, with various maturities to 2038	3,998	4,306,606
7.00%, with various maturities to 2035	6,850	7,492,985
7.50%, with various maturities to 2027	11	11,752
7.725%, (1 yr. CMT + 2.23%), with maturity at 2025(26)	7	6,979
8.50%, with various maturities to 2037	867	961,736
9.00%, with various maturities to 2032	75	79,714
9.50%, with various maturities to 2031	22	22,629
11.50%, with maturity at 2031	82	93,601
Federal National Mortgage Association, 4.078%, (COF + 1.79%), with maturity at 2035(26)	953	1,005,827
Government National Mortgage Association:
2.00%, (1 yr. CMT + 1.50%), with maturity at 2024(26)	48	47,460
6.50%, with various maturities to 2032	164	175,150
7.00%, with various maturities to 2031	309	329,927

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
7.50%, with various maturities to 2028	$33	$ 34,672
8.00%, with maturity at 2023	6	5,915
9.00%, with maturity at 2025	2	2,517
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $45,697,654)		$ 44,279,322

U.S. Government Guaranteed Small Business Administration Loans (27)(28)— 0.6%
Security	Principal Amount (000's omitted)	Value
1.11%, 9/15/42	$1,574	$ 53,179
1.66%, 8/15/42 to 4/15/43	6,838	343,795
1.91%, 9/15/42 to 2/15/43	7,778	449,526
1.93%, 3/15/41 to 5/15/42	1,997	119,353
1.96%, 9/15/42	2,757	156,958
2.16%, 2/15/42 to 4/15/43	9,422	635,666
2.28%, 3/15/43	2,642	209,705
2.36%, 9/15/42	1,864	136,222
2.38%, 2/15/41	622	38,773
2.39%, 7/15/39	943	56,631
2.41%, 7/15/42 to 4/15/43	17,836	1,368,736
2.46%, 1/15/43	1,429	128,917
2.66%, 4/15/43	5,555	478,249
2.71%, 8/15/27 to 9/15/42	4,256	356,270
2.81%, 10/4/23 to 8/25/42(29)	9,246	730,156
2.91%, 10/15/42 to 4/15/43	8,957	866,868
2.93%, 4/15/42	907	94,491
2.96%, 7/15/27 to 2/15/43	6,017	452,347
3.16%, 9/15/42 to 4/15/43	4,394	497,349
3.21%, 6/15/27 to 3/15/43	7,018	678,973
3.32%, 12/28/26 to 8/17/42(29)	20,258	1,246,031
3.41%, 3/15/43 to 4/15/43	7,427	808,832
3.46%, 3/15/27 to 9/15/42	4,147	416,191
3.66%, 1/15/43 to 6/15/43	6,131	778,754
3.69%, 3/15/43	1,282	180,265
3.71%, 3/15/28 to 10/15/42	8,696	794,264
3.78%, 5/15/27 to 6/15/42	2,972	308,374
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $19,346,687)		$ 12,384,875

U.S. Treasury Obligations — 2.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 1.75%, 8/15/41	$40,980	$ 32,033,234
U.S. Treasury Inflation-Protected Bond, 0.125%, 2/15/52(30)	8,817	7,367,086
Total U.S. Treasury Obligations (identified cost $39,150,438)		$ 39,400,320

Warrants — 0.0%(7)
Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(6)	201,760	$ 26,269
Total Warrants (identified cost $0)		$ 26,269

Short-Term Investments — 24.2%
Affiliated Fund — 8.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(31)	166,188,550	$166,188,550
Total Affiliated Fund (identified cost $166,188,550)		$166,188,550

Repurchase Agreements — 0.8%
Description	Principal Amount (000's omitted)	Value
JPMorgan Chase Bank, N.A.:
Dated 7/28/22 with an interest rate of 2.15%, collateralized by $3,463,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $3,775,804(32)	$3,961	$ 3,960,908
Nomura International PLC:
Dated 7/28/22 with an interest rate of 2.00%, collateralized by $10,344,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $11,278,346(32)	11,663	11,663,123
Total Repurchase Agreements (identified cost $15,624,031)		$ 15,624,031

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 4.6%
Security	Principal Amount (000's omitted)		Value
Israel — 3.4%
Bank of Israel Treasury Bill:
0.00%, 8/3/22	ILS	50,035	$ 14,746,355
0.00%, 9/7/22	ILS	164,464	48,422,514
0.00%, 10/7/22	ILS	14,381	4,233,356
			$ 67,402,225
Uganda — 0.9%
Uganda Treasury Bill:
0.00%, 3/30/23	UGX	29,078,200	$ 7,037,385
0.00%, 4/13/23	UGX	27,482,600	6,628,415
0.00%, 5/25/23	UGX	12,732,200	3,018,192
			$ 16,683,992
Ukraine — 0.2%
Ukraine Treasury Bill, 0.00%, 3/1/23(8)	UAH	173,920	$ 3,992,015
			$ 3,992,015
Uruguay — 0.1%
Uruguay Monetary Regulation Bill, 0.00%, 11/1/22	UYU	80,590	$ 1,924,412
			$ 1,924,412
Total Sovereign Government Securities (identified cost $92,354,384)			$ 90,002,644

U.S. Treasury Obligations — 10.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 8/2/22(33)	$150,000	$149,992,625
0.00%, 8/9/22(33)	28,840	28,827,078
0.00%, 8/16/22(33)	26,060	26,037,746
Total U.S. Treasury Obligations (identified cost $204,863,981)		$204,857,449
Total Short-Term Investments (identified cost $479,030,946)		$476,672,674
Value
Total Purchased Options — 0.0%(7) (identified cost $1,284,303)	$ 43,876
Total Investments — 90.6% (identified cost $2,134,327,248)	$1,784,685,698
Securities Sold Short — (0.8)%
Sovereign Government Bonds — (0.8)%
Security	Principal Amount (000's omitted)		Value
Qatar — (0.8)%
Qatar Government International Bond, 4.817%, 3/14/49(9)	USD	(13,807)	$(14,801,049)
Total Sovereign Government Bonds (proceeds $17,975,995)			$(14,801,049)
Total Securities Sold Short (proceeds $17,975,995)			$(14,801,049)

Other Assets, Less Liabilities — 10.2%	$ 199,865,510
Net Assets — 100.0%	$1,969,750,159
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $95,622,973 or 4.9% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2022.
(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2022.
(6)	Non-income producing security.
(7)	Amount is less than 0.05%.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $564,813,009 or 28.7% of the Portfolio's net assets.
(10)	Step coupon security. Interest rate represents the rate in effect at July 31, 2022.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at July 31, 2022.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(17)	Quantity held represents principal in USD.
(18)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(19)	Restricted security.
(20)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(21)	Fixed-rate loan.
(22)	This Senior Loan will settle after July 31, 2022, at which time the interest rate will be determined.
(23)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(24)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(25)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2022.
(27)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(28)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(29)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2022 of all interest only securities comprising the certificate.
(30)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(31)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(32)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(33)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Call Options — 0.0%(1)
Description	Counterparty	Notional Amount		Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	623,900,000	1.06%	12/19/22	$27,857
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	304,600,000	1.09	1/4/23	16,019
Total						$43,876
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	10,643,000	USD	2,051,307	8/2/22	$ 5,669
BRL	1,100,000	USD	213,249	8/2/22	(651)
BRL	1,141,000	USD	222,839	8/2/22	(2,317)
BRL	335,000	USD	68,807	8/2/22	(4,061)
BRL	8,067,000	USD	1,653,430	8/2/22	(94,318)
USD	2,141,015	BRL	10,643,000	8/2/22	84,039
USD	64,567	BRL	335,000	8/2/22	(178)
USD	212,011	BRL	1,100,000	8/2/22	(586)
USD	219,914	BRL	1,141,000	8/2/22	(608)
USD	1,554,815	BRL	8,067,000	8/2/22	(4,297)
JPY	304,000,000	USD	2,294,227	8/15/22	(12,388)
JPY	763,352,624	USD	5,861,757	8/15/22	(131,995)
JPY	4,005,284,345	USD	30,864,962	8/15/22	(801,102)
USD	2,318,290	JPY	301,901,352	8/15/22	52,203
USD	15,460,370	JPY	2,078,305,000	8/15/22	(139,489)
USD	5,956,701	IDR	86,014,758,623	8/22/22	155,256
USD	5,951,343	IDR	86,014,758,624	8/22/22	149,898
USD	26,709,270	PHP	1,412,680,000	8/25/22	1,223,739
USD	21,973,938	PHP	1,161,608,295	8/25/22	1,017,880
USD	10,064,094	PHP	532,300,000	8/25/22	461,107
USD	8,279,893	PHP	437,700,000	8/25/22	383,542
USD	10,112,261	ZAR	162,028,752	8/25/22	389,473
USD	7,107,341	ZAR	113,836,864	8/25/22	276,383
USD	2,914,856	ZAR	46,704,738	8/25/22	112,266
BRL	3,518,000	USD	714,344	9/2/22	(40,759)
BRL	3,780,000	USD	772,130	9/2/22	(48,380)
USD	1,456,611	BRL	7,298,000	9/2/22	59,276
USD	25,112,696	KRW	31,342,520,000	9/15/22	1,054,998
AUD	14,314,527	USD	9,748,365	9/21/22	260,963
AUD	20,090,000	USD	13,837,249	9/21/22	210,536
AUD	12,108,000	USD	8,426,069	9/21/22	40,360
CAD	8,030,000	USD	6,405,016	9/21/22	(135,277)
CLP	285,787,000	USD	342,416	9/21/22	(28,045)

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	678,513,000	USD	798,699	9/21/22	$ (52,324)
CLP	1,062,900,000	USD	1,259,689	9/21/22	(90,481)
CLP	2,159,500,000	USD	2,591,348	9/21/22	(215,863)
COP	10,722,730,315	USD	2,465,460	9/21/22	13,912
COP	11,127,269,685	USD	2,563,001	9/21/22	9,911
COP	129,400,000	USD	33,476	9/21/22	(3,555)
COP	1,899,230,000	USD	493,710	9/21/22	(54,559)
COP	6,780,600,000	USD	1,757,525	9/21/22	(189,674)
COP	10,910,770,000	USD	2,842,198	9/21/22	(319,345)
EUR	27,800,000	USD	29,782,401	9/21/22	(1,270,088)
EUR	30,900,000	USD	33,103,461	9/21/22	(1,411,716)
IDR	170,944,000,000	USD	11,283,432	9/21/22	228,711
IDR	183,356,000,000	USD	12,121,108	9/21/22	226,916
IDR	36,552,058,000	USD	2,425,710	9/21/22	35,871
IDR	37,398,942,000	USD	2,483,494	9/21/22	35,120
IDR	28,049,000,000	USD	1,861,445	9/21/22	27,502
IDR	9,168,810,303	USD	608,476	9/21/22	8,993
IDR	203,331,113,190	USD	14,008,296	9/21/22	(315,058)
INR	470,430,000	USD	5,908,796	9/21/22	(5,415)
INR	329,960,000	USD	4,148,374	9/21/22	(7,737)
INR	297,200,000	USD	3,737,288	9/21/22	(7,754)
INR	329,940,000	USD	4,149,098	9/21/22	(8,712)
INR	395,870,000	USD	4,979,735	9/21/22	(12,000)
KRW	14,194,000,000	USD	10,851,217	9/21/22	44,667
KRW	15,496,000,000	USD	11,860,697	9/21/22	34,655
NZD	11,650,000	USD	7,347,410	9/21/22	(22,377)
NZD	13,800,000	USD	8,709,580	9/21/22	(32,717)
NZD	6,170,000	USD	3,979,866	9/21/22	(100,428)
NZD	6,892,773	USD	4,446,080	9/21/22	(112,192)
PEN	48,110,000	USD	12,676,141	9/21/22	(495,504)
USD	6,326,795	CAD	8,030,000	9/21/22	57,057
USD	4,958,782	CLP	4,186,700,000	9/21/22	353,344
USD	5,017,812	COP	19,720,000,000	9/21/22	458,037
USD	7,625,201	COP	31,499,704,821	9/21/22	341,654
USD	8,127,169	COP	33,890,295,179	9/21/22	290,856
USD	7,348,401	COP	30,809,934,150	9/21/22	224,347
USD	5,938,689	COP	25,304,753,976	9/21/22	87,575
USD	1,302,136	COP	5,432,837,861	9/21/22	45,924
USD	643,652	COP	2,838,827,977	9/21/22	(12,758)
USD	6,838,230	COP	29,649,882,679	9/21/22	(17,590)
USD	1,580,844	COP	7,022,426,491	9/21/22	(42,922)
USD	1,619,168	COP	7,192,343,552	9/21/22	(43,888)
USD	584,754	COP	2,731,383,858	9/21/22	(46,813)
USD	1,063,505	COP	4,891,804,564	9/21/22	(67,607)

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,879,987	COP	21,820,863,454	9/21/22	$ (165,561)
USD	7,248,186	COP	32,196,443,648	9/21/22	(196,465)
USD	58,365,469	EUR	54,480,497	9/21/22	2,489,029
USD	47,297,269	EUR	44,149,028	9/21/22	2,017,019
USD	31,675,405	EUR	29,567,000	9/21/22	1,350,816
USD	29,782,401	EUR	27,800,000	9/21/22	1,270,088
USD	23,232,162	EUR	21,685,763	9/21/22	990,749
USD	17,783,736	EUR	16,600,000	9/21/22	758,398
USD	16,627,378	EUR	15,520,612	9/21/22	709,084
USD	16,130,450	EUR	15,056,761	9/21/22	687,892
USD	13,893,723	EUR	12,968,917	9/21/22	592,506
USD	11,572,540	EUR	10,802,239	9/21/22	493,518
USD	10,156,055	EUR	9,480,039	9/21/22	433,111
USD	10,096,449	EUR	9,424,401	9/21/22	430,569
USD	7,270,711	EUR	6,786,752	9/21/22	310,064
USD	6,397,694	EUR	5,971,846	9/21/22	272,833
USD	4,812,256	EUR	4,491,939	9/21/22	205,221
USD	4,723,724	EUR	4,409,299	9/21/22	201,446
USD	4,289,163	EUR	4,003,664	9/21/22	182,914
USD	1,660,530	EUR	1,550,000	9/21/22	70,814
USD	236,521	EUR	220,778	9/21/22	10,087
USD	5,995,397	IDR	87,023,482,650	9/21/22	134,841
USD	1,534,070	IDR	22,267,108,344	9/21/22	34,502
USD	925,153	IDR	13,785,427,900	9/21/22	(3,220)
USD	2,677,801	IDR	40,183,560,000	9/21/22	(28,342)
USD	3,131,313	IDR	46,954,030,000	9/21/22	(30,785)
USD	3,021,692	IDR	45,388,840,000	9/21/22	(34,998)
USD	3,119,515	IDR	46,900,000,000	9/21/22	(38,944)
USD	3,929,142	IDR	59,000,000,000	9/21/22	(44,185)
USD	4,058,528	IDR	61,022,000,000	9/21/22	(50,970)
USD	8,109,203	IDR	122,043,500,000	9/21/22	(109,759)
USD	9,470,190	IDR	142,384,309,920	9/21/22	(118,614)
USD	9,154,244	IDR	137,926,990,080	9/21/22	(134,385)
USD	9,177,623	INR	720,370,000	9/21/22	137,768
USD	7,644,676	INR	600,000,000	9/21/22	115,332
USD	6,853,852	INR	538,000,000	9/21/22	102,541
USD	6,395,882	INR	502,000,000	9/21/22	96,332
USD	3,747,317	INR	294,200,000	9/21/22	55,429
USD	3,982,898	INR	313,000,000	9/21/22	55,090
USD	3,294,956	INR	259,000,000	9/21/22	44,789
USD	2,989,822	INR	235,000,000	9/21/22	40,829
USD	13,280	MXN	274,271	9/21/22	(51)
USD	24,679,958	MXN	520,164,657	9/21/22	(602,605)
USD	12,504,649	NZD	19,386,001	9/21/22	315,542

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	3,958,086	NZD	6,170,000	9/21/22	$ 78,648
USD	295,152	NZD	480,900	9/21/22	(7,217)
USD	3,954,202	NZD	6,411,873	9/21/22	(77,316)
USD	15,357,075	PEN	58,285,000	9/21/22	600,301
USD	3,110,584	PEN	11,800,000	9/21/22	123,024
USD	3,108,535	PEN	11,800,000	9/21/22	120,975
USD	2,924,285	PEN	11,100,000	9/21/22	113,953
USD	3,427,525	PEN	13,100,000	9/21/22	110,827
USD	2,987,693	PEN	11,410,000	9/21/22	98,874
USD	1,004,374	PEN	3,816,723	9/21/22	38,045
USD	68,117,253	ZAR	1,089,944,165	9/21/22	2,902,224
USD	25,507,952	ZAR	408,152,736	9/21/22	1,086,799
USD	19,500,881	ZAR	315,300,000	9/21/22	635,421
USD	21,142,327	ZAR	343,626,247	9/21/22	582,012
USD	6,067,772	ZAR	97,500,000	9/21/22	234,019
USD	2,832,536	ZAR	46,011,706	9/21/22	79,500
USD	2,069,963	ZAR	33,624,471	9/21/22	58,097
USD	3,017,856	ZAR	51,756,236	9/21/22	(78,894)
ZAR	46,345,591	USD	2,681,881	9/21/22	91,131
ZAR	57,824,557	USD	3,371,694	9/21/22	88,144
ZAR	623,472,836	USD	38,964,617	9/21/22	(1,660,138)
IDR	76,251,000,000	USD	5,069,880	10/11/22	59,352
IDR	43,770,000,000	USD	2,909,659	10/11/22	34,650
IDR	35,811,000,000	USD	2,382,159	10/11/22	26,766
USD	2,350,682	IDR	35,811,000,000	7/11/23	(23,696)
USD	2,871,294	IDR	43,770,000,000	7/11/23	(30,791)
USD	5,001,706	IDR	76,251,000,000	7/11/23	(53,969)
					$20,340,122
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	274,271	USD	13,409	Standard Chartered Bank	8/1/22	$ 46	$ —
MXN	267,659,313	USD	13,204,612	Standard Chartered Bank	8/1/22	—	(74,725)
USD	39,697,864	ILS	126,030,794	JPMorgan Chase Bank, N.A.	8/1/22	2,620,714	—
USD	13,366,831	MXN	267,933,585	Standard Chartered Bank	8/1/22	223,490	—
KZT	447,987,552	USD	965,490	Citibank, N.A.	8/3/22	—	(26,627)
KZT	364,966,088	USD	795,133	JPMorgan Chase Bank, N.A.	8/3/22	—	(30,260)
USD	15,820,988	ILS	50,037,040	JPMorgan Chase Bank, N.A.	8/3/22	1,099,791	—
USD	1,704,305	KZT	812,953,640	JPMorgan Chase Bank, N.A.	8/3/22	569	—
KZT	443,642,846	USD	965,490	Citibank, N.A.	8/4/22	—	(36,149)
KZT	442,194,610	USD	965,490	Citibank, N.A.	8/4/22	—	(39,183)

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
OMR	6,500,000	USD	16,822,952	Standard Chartered Bank	8/4/22	$ 64,614	$ —
OMR	7,293,450	USD	18,942,702	Standard Chartered Bank	8/4/22	6,316	—
USD	10,343,133	OMR	4,000,000	Standard Chartered Bank	8/4/22	—	(49,215)
USD	10,343,133	OMR	4,000,000	Standard Chartered Bank	8/4/22	—	(49,215)
USD	14,980,607	OMR	5,793,450	Standard Chartered Bank	8/4/22	—	(71,281)
EUR	285,202	USD	291,776	Australia and New Zealand Banking Group Limited	8/5/22	—	(225)
EUR	4,769,551	USD	4,845,811	Bank of America, N.A.	8/5/22	29,902	—
EUR	2,641,000	USD	2,678,158	Bank of America, N.A.	8/5/22	21,626	—
EUR	2,136,992	USD	2,181,368	Bank of America, N.A.	8/5/22	3,190	—
EUR	324,000	USD	331,711	Bank of America, N.A.	8/5/22	—	(500)
EUR	486,000	USD	497,567	Bank of America, N.A.	8/5/22	—	(749)
EUR	584,000	USD	597,899	Bank of America, N.A.	8/5/22	—	(900)
EUR	651,000	USD	666,689	Bank of America, N.A.	8/5/22	—	(1,198)
EUR	972,000	USD	995,328	Bank of America, N.A.	8/5/22	—	(1,693)
EUR	976,000	USD	999,521	Bank of America, N.A.	8/5/22	—	(1,797)
EUR	1,173,000	USD	1,201,269	Bank of America, N.A.	8/5/22	—	(2,160)
EUR	1,458,000	USD	1,492,992	Bank of America, N.A.	8/5/22	—	(2,539)
EUR	1,751,000	USD	1,793,024	Bank of America, N.A.	8/5/22	—	(3,050)
EUR	29,567,000	USD	29,587,993	Standard Chartered Bank	8/5/22	637,120	—
EUR	16,600,000	USD	16,611,786	Standard Chartered Bank	8/5/22	357,703	—
EUR	3,347,058	USD	3,349,434	Standard Chartered Bank	8/5/22	72,124	—
EUR	3,000,000	USD	3,002,130	Standard Chartered Bank	8/5/22	64,645	—
EUR	2,603,733	USD	2,605,581	Standard Chartered Bank	8/5/22	56,106	—
EUR	2,300,000	USD	2,301,633	Standard Chartered Bank	8/5/22	49,561	—
EUR	2,000,000	USD	2,001,420	Standard Chartered Bank	8/5/22	43,097	—
EUR	1,700,000	USD	1,701,207	Standard Chartered Bank	8/5/22	36,632	—
KZT	1,540,774,890	USD	3,401,269	JPMorgan Chase Bank, N.A.	8/5/22	—	(175,109)
USD	292,661	EUR	287,233	Bank of America, N.A.	8/5/22	—	(966)
USD	1,128,864	EUR	1,107,680	HSBC Bank USA, N.A.	8/5/22	—	(3,471)
USD	866,926	EUR	861,112	HSBC Bank USA, N.A.	8/5/22	—	(13,353)
USD	474,856	EUR	466,240	Standard Chartered Bank	8/5/22	—	(1,762)
USD	190,438	EUR	190,303	Standard Chartered Bank	8/5/22	—	(4,101)
USD	807,076	EUR	797,303	Standard Chartered Bank	8/5/22	—	(7,973)
USD	3,480,055	EUR	3,477,586	Standard Chartered Bank	8/5/22	—	(74,936)
USD	11,007,810	EUR	11,000,000	Standard Chartered Bank	8/5/22	—	(237,032)
USD	30,601,712	EUR	30,580,000	Standard Chartered Bank	8/5/22	—	(658,949)
USD	1,462,610	TRY	23,300,000	Standard Chartered Bank	8/8/22	171,417	—
USD	5,849,047	TRY	107,284,083	Standard Chartered Bank	8/15/22	—	(45,059)
USD	7,212,672	CNH	49,300,000	Bank of America, N.A.	8/17/22	—	(91,811)
PHP	1,188,329,200	USD	20,996,867	Standard Chartered Bank	8/18/22	451,182	—
PHP	178,175,000	USD	3,149,153	Standard Chartered Bank	8/18/22	66,713	—
USD	1,005,048	ZMW	17,920,000	Societe Generale	8/18/22	—	(87,714)
ZMW	17,920,000	USD	803,587	JPMorgan Chase Bank, N.A.	8/18/22	289,174	—
USD	16,633,157	IDR	241,297,208,210	Standard Chartered Bank	8/23/22	359,118	—

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,000,779	ARS	142,511,000	BNP Paribas	8/24/22	$ 8,252	$ —
USD	743,580	ZMW	13,087,000	Deutsche Bank AG	8/25/22	—	(53,369)
ZMW	13,087,000	USD	643,096	JPMorgan Chase Bank, N.A.	8/25/22	153,853	—
USD	1,403,568	TRY	26,275,000	Standard Chartered Bank	8/29/22	—	(15,541)
KZT	1,537,109,014	USD	3,157,902	Citibank, N.A.	8/31/22	23,395	—
USD	12,515,823	ILS	43,709,960	Goldman Sachs International	9/7/22	—	(369,463)
USD	4,640,214	ILS	16,168,316	Standard Chartered Bank	9/7/22	—	(126,054)
USD	30,900	ILS	106,049	UBS AG	9/7/22	—	(362)
USD	30,102,424	ILS	104,479,492	Goldman Sachs International	9/8/22	—	(699,277)
SGD	11,300,000	USD	8,196,721	Standard Chartered Bank	9/9/22	—	(16,028)
SGD	11,200,000	USD	8,130,376	Standard Chartered Bank	9/9/22	—	(22,078)
SGD	9,800,000	USD	7,124,164	Standard Chartered Bank	9/9/22	—	(29,403)
SGD	11,300,000	USD	8,215,792	Standard Chartered Bank	9/9/22	—	(35,098)
USD	2,069,654	ARS	291,548,000	Goldman Sachs International	9/13/22	162,383	—
USD	2,004,552	ARS	286,250,000	Goldman Sachs International	9/13/22	131,940	—
ZAR	82,684,000	USD	4,810,044	Standard Chartered Bank	9/19/22	138,253	—
ZAR	36,090,978	USD	2,099,550	Standard Chartered Bank	9/19/22	60,346	—
ZAR	159,912,738	USD	9,296,479	UBS AG	9/19/22	273,639	—
ZAR	9,564,000	USD	556,463	UBS AG	9/19/22	15,903	—
EUR	5,532,770	CZK	137,268,860	UBS AG	9/21/22	11,911	—
EUR	5,042,920	CZK	125,131,140	UBS AG	9/21/22	10,216	—
EUR	5,515,520	PLN	26,177,117	BNP Paribas	9/21/22	61,681	—
EUR	5,511,012	PLN	26,177,116	Goldman Sachs International	9/21/22	57,058	—
EUR	1,620,199	PLN	7,752,000	UBS AG	9/21/22	4,781	—
EUR	1,940,146	USD	1,995,090	Bank of America, N.A.	9/21/22	—	(5,233)
PLN	20,400,000	EUR	4,278,623	UBS AG	9/21/22	—	(27,907)
THB	22,600,000	USD	650,922	Standard Chartered Bank	9/21/22	—	(34,837)
THB	19,920,000	USD	585,801	Standard Chartered Bank	9/21/22	—	(42,774)
THB	200,643,482	USD	5,537,284	Standard Chartered Bank	9/21/22	—	(67,665)
THB	147,500,000	USD	4,139,189	Standard Chartered Bank	9/21/22	—	(118,282)
THB	114,200,000	USD	3,292,727	Standard Chartered Bank	9/21/22	—	(179,591)
THB	126,000,000	USD	3,632,485	Standard Chartered Bank	9/21/22	—	(197,676)
THB	139,000,000	USD	4,006,341	Standard Chartered Bank	9/21/22	—	(217,147)
THB	211,490,000	USD	5,984,437	Standard Chartered Bank	9/21/22	—	(219,138)
THB	141,000,000	USD	4,063,401	Standard Chartered Bank	9/21/22	—	(219,686)
THB	211,500,000	USD	5,997,448	Standard Chartered Bank	9/21/22	—	(231,876)
THB	157,100,000	USD	4,532,602	Standard Chartered Bank	9/21/22	—	(249,996)
THB	119,560,000	USD	3,518,983	Standard Chartered Bank	9/21/22	—	(259,731)
THB	236,106,989	USD	6,710,444	Standard Chartered Bank	9/21/22	—	(274,077)
THB	295,086,489	USD	8,429,838	Standard Chartered Bank	9/21/22	—	(385,667)
THB	644,423,760	USD	18,470,156	Standard Chartered Bank	9/21/22	—	(902,916)
THB	710,856,658	USD	20,533,121	Standard Chartered Bank	9/21/22	—	(1,154,894)
THB	123,750,000	USD	3,641,666	UBS AG	9/21/22	—	(268,193)
THB	136,600,000	USD	4,019,066	UBS AG	9/21/22	—	(295,297)
THB	145,480,000	USD	4,281,014	UBS AG	9/21/22	—	(315,173)

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,832,352	MYR	43,400,000	Barclays Bank PLC	9/21/22	$ 87,687	$ —
USD	8,869,506	MYR	39,150,000	Barclays Bank PLC	9/21/22	79,100	—
USD	4,999,321	MYR	22,082,000	Barclays Bank PLC	9/21/22	41,218	—
USD	7,864,914	MYR	34,700,000	Goldman Sachs International	9/21/22	73,673	—
USD	58,054,060	THB	1,995,798,444	Standard Chartered Bank	9/21/22	3,647,824	—
USD	9,262,421	THB	318,000,000	Standard Chartered Bank	9/21/22	593,619	—
USD	7,428,988	THB	255,000,000	Standard Chartered Bank	9/21/22	477,589	—
USD	4,261,321	THB	155,600,000	Standard Chartered Bank	9/21/22	19,605	—
USD	3,351,958	THB	122,380,000	Standard Chartered Bank	9/21/22	15,832	—
USD	3,351,958	THB	122,380,000	Standard Chartered Bank	9/21/22	15,832	—
USD	4,256,483	THB	155,600,000	Standard Chartered Bank	9/21/22	14,767	—
USD	2,983,759	THB	108,920,000	Standard Chartered Bank	9/21/22	14,557	—
USD	3,048,806	THB	111,325,000	Standard Chartered Bank	9/21/22	14,044	—
USD	3,826,391	THB	140,000,000	Standard Chartered Bank	9/21/22	9,937	—
USD	3,404,558	THB	124,600,000	Standard Chartered Bank	9/21/22	7,914	—
USD	3,404,093	THB	124,600,000	Standard Chartered Bank	9/21/22	7,448	—
USD	3,823,361	THB	140,000,000	Standard Chartered Bank	9/21/22	6,907	—
USD	3,399,327	THB	124,500,000	Standard Chartered Bank	9/21/22	5,409	—
USD	1,474,906	TRY	26,519,015	Standard Chartered Bank	9/21/22	85,459	—
USD	3,108,794	TRY	58,150,000	Standard Chartered Bank	9/21/22	62,063	—
USD	6,125,000	ZAR	97,500,000	Goldman Sachs International	9/28/22	295,513	—
KZT	812,953,640	USD	1,656,554	JPMorgan Chase Bank, N.A.	10/3/22	—	(2,881)
USD	7,559	ILS	25,886	Citibank, N.A.	10/7/22	—	(88)
USD	4,087,520	ILS	14,355,298	Goldman Sachs International	10/7/22	—	(153,281)
UGX	23,584,180,761	USD	6,133,727	ICBC Standard Bank plc	10/13/22	—	(139,420)
USD	531,321	ZMW	9,749,738	Standard Chartered Bank	11/16/22	—	(52,953)
USD	7,785,171	CNH	53,280,000	Standard Chartered Bank	11/17/22	—	(123,297)
USD	10,216,622	CNH	70,000,000	Standard Chartered Bank	11/17/22	—	(173,633)
USD	1,958,615	KES	262,944,069	ICBC Standard Bank plc	11/23/22	—	(221,303)
USD	1,958,615	KES	262,944,069	ICBC Standard Bank plc	11/23/22	—	(221,303)
USD	708,428	ZMW	13,141,337	ICBC Standard Bank plc	12/13/22	—	(74,121)
USD	885,535	ZMW	16,152,155	ICBC Standard Bank plc	12/13/22	—	(76,305)
ZMW	13,259,972	USD	729,572	ICBC Standard Bank plc	12/13/22	60,042	—
CNH	57,640,000	USD	8,620,960	Standard Chartered Bank	12/22/22	—	(57,712)
CNH	65,240,000	USD	9,755,777	Standard Chartered Bank	12/22/22	—	(63,439)
USD	6,767,679	CNH	45,300,000	Bank of America, N.A.	12/22/22	37,714	—
USD	6,715,842	CNH	45,041,000	Bank of America, N.A.	12/22/22	24,356	—
USD	6,854,470	CNH	46,000,000	Bank of America, N.A.	12/22/22	20,510	—
USD	20,991,046	CNH	140,500,000	BNP Paribas	12/22/22	117,756	—
USD	6,157,820	CNH	41,200,000	BNP Paribas	12/22/22	36,969	—
USD	4,810,855	CNH	32,200,000	JPMorgan Chase Bank, N.A.	12/22/22	27,083	—
USD	6,870,922	CNH	46,000,000	Standard Chartered Bank	12/22/22	36,962	—
USD	5,736,438	CNH	38,400,000	Standard Chartered Bank	12/22/22	31,567	—
USD	5,036,293	CNH	33,700,000	Standard Chartered Bank	12/22/22	29,674	—
USD	7,403,887	CNH	49,700,000	Standard Chartered Bank	12/22/22	20,239	—

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,660,316	AED	6,100,000	Standard Chartered Bank	2/10/23	$ —	$ (746)
USD	539,264	ZMW	10,281,059	Societe Generale	2/17/23	—	(61,681)
AED	475,000,000	USD	129,378,439	Standard Chartered Bank	3/6/23	—	(33,469)
USD	20,676,936	AED	76,129,895	BNP Paribas	3/6/23	—	(53,630)
USD	81,481,884	AED	300,000,000	Credit Agricole Corporate and Investment Bank	3/6/23	—	(209,676)
USD	138,538,867	AED	510,072,400	Standard Chartered Bank	3/6/23	—	(356,500)
OMR	14,400,000	USD	37,377,356	Standard Chartered Bank	3/13/23	18,252	—
USD	36,781,609	OMR	14,400,000	Standard Chartered Bank	3/13/23	—	(613,998)
USD	12,458,545	SAR	46,808,000	Standard Chartered Bank	3/14/23	—	(20,733)
USD	10,671,214	BHD	4,061,000	Standard Chartered Bank	3/15/23	—	(73,601)
USD	16,178,854	BHD	6,120,833	Standard Chartered Bank	3/16/23	—	(15,787)
OMR	7,000,000	USD	18,171,580	Standard Chartered Bank	3/29/23	5,737	—
USD	19,454,755	OMR	7,600,000	Standard Chartered Bank	3/29/23	—	(280,618)
USD	354,214	ZMW	6,960,304	Standard Chartered Bank	5/17/23	—	(37,829)
USD	1,958,615	KES	280,081,950	Standard Chartered Bank	5/25/23	—	(292,204)
USD	1,509,009	KES	219,560,746	Standard Chartered Bank	6/12/23	—	(247,790)
USD	4,947,269	EGP	109,037,808	Goldman Sachs International	7/20/23	65,398	—
USD	3,258,751	EGP	72,637,560	Goldman Sachs International	7/20/23	6,602	—
USD	3,258,751	EGP	73,419,660	Goldman Sachs International	7/27/23	—	(21,988)
USD	12,438,538	SAR	46,800,000	Standard Chartered Bank	3/14/24	—	(27,410)
USD	10,754,098	BHD	4,100,000	Standard Chartered Bank	3/18/24	—	(44,246)
USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(249,110)
USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(29,264)
USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(383,285)
USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(233,579)
USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(226,913)
USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(224,359)
						$13,953,319	$(13,926,283)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/4/22	COP	15,490,780	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$ 3,613,431	$(136,382)
8/4/22	COP	5,448,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,270,819	(6,069)
8/11/22	COP	33,804,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,885,374	(217,447)
8/17/22	COP	31,513,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,350,828	179,522
8/19/22	COP	17,189,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	4,009,564	(59,458)

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/19/22	COP	34,691,400	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$ 8,092,232	$(139,397)
8/22/22	COP	34,377,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,018,894	(115,520)
8/23/22	COP	40,378,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	9,418,848	183,705
8/24/22	COP	48,702,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	11,360,392	293,643
8/25/22	COP	38,245,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,921,297	206,118
8/26/22	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	9,758,339	(240,572)
8/26/22	COP	64,441,100	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	15,031,747	(171,828)
8/26/22	COP	8,172,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,906,228	(25,717)
8/29/22	COP	10,252,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,391,416	50,294
8/30/22	COP	45,878,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	10,701,796	(185,976)
9/1/22	COP	26,644,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,215,116	123,072
9/1/22	COP	5,382,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,255,423	23,567
9/23/22	COP	33,880,700	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	7,903,126	127,572
9/29/22	COP	33,088,850	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,718,416	—
9/29/22	COP	12,267,570	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	2,861,575	73,906
9/29/22	COP	12,350,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,880,942	59,077
9/30/22	COP	12,559,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,929,555	42,956
9/30/22	COP	8,172,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,906,228	38,726
						$103,792
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
WTI Crude Oil	408	Long	11/21/22	$ 38,298,960	$ 730,449
WTI Crude Oil	(377)	Short	8/22/22	(37,179,740)	347,294

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
SPI 200 Index	55	Long	9/15/22	$ 6,650,584	$ 382,552
S&P/TSX 60 Index	(46)	Short	9/15/22	(8,527,898)	(101,806)
SGX CNX Nifty Index	(123)	Short	8/25/22	(4,255,757)	(199,591)
Interest Rate Futures
Australia 10-Year Treasury Bond	285	Long	9/15/22	24,884,755	1,251,492
Euro-Bobl	(66)	Short	9/8/22	(8,625,507)	(202,213)
Euro-Bund	(177)	Short	9/8/22	(28,517,517)	(2,411,765)
Euro-Buxl	(70)	Short	9/8/22	(13,292,778)	(1,361,956)
Japan 10-Year Bond	(35)	Short	9/12/22	(39,503,937)	(383,202)
U.S. 2-Year Treasury Note	(151)	Short	9/30/22	(31,779,602)	150,726
U.S. 5-Year Treasury Note	(1,188)	Short	9/30/22	(135,107,157)	(321,461)
U.S. 10-Year Treasury Note	(1,508)	Short	9/21/22	(182,680,062)	(1,459,133)
U.S. Ultra 10-Year Treasury Note	(221)	Short	9/21/22	(29,006,250)	(81,024)
U.S. Ultra-Long Treasury Bond	(391)	Short	9/21/22	(61,900,188)	(501,660)
					$(4,161,298)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 588,867
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	588,867
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	588,050
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	662,975
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(623,879)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(623,879)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(626,573)
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(784,257)
USD	22,010	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(956,234)

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	10,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.13% (pays upon termination)	3/29/32	$ 36,843
USD	7,050	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.16% (pays upon termination)	3/30/32	52,503
USD	2,161	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.04% (pays upon termination)	3/31/32	(10,253)
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,280,989)
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(454,467)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	626,755
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	306,973
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	428,957
							$(1,479,741)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	166,490	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(2,121,297)	$ —	$(2,121,297)
CAD	91,320	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(856,406)	—	(856,406)
CAD	61,550	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(575,832)	—	(575,832)
CAD	23,880	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.45% (pays semi-annually)	7/21/27	403,572	13	403,585
CAD	28,000	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.86% (pays semi-annually)	9/21/27	892,626	—	892,626
CLP	2,491,150	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	(11,463)	—	(11,463)
CLP	1,634,800	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(45,415)	—	(45,415)
CLP	5,021,220	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	(76,100)	—	(76,100)
CLP	3,781,960	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	(7,308)	—	(7,308)

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	963,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	$ (10,308)	$ —	$ (10,308)
CLP	4,902,560	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	(60,349)	—	(60,349)
CLP	1,015,530	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	5/6/32	(14,545)	—	(14,545)
CLP	2,066,074	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.55% (pays semi-annually)	6/15/32	10,124	—	10,124
CLP	1,199,239	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.62% (pays semi-annually)	6/16/32	12,925	—	12,925
CNY	54,356	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	93,002	—	93,002
CNY	111,909	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	191,475	—	191,475
CNY	108,712	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	187,705	—	187,705
CNY	150,310	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	259,529	—	259,529
CNY	44,764	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	78,691	—	78,691
CNY	63,948	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	112,415	—	112,415
CNY	162,492	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/7/27	(109,180)	—	(109,180)
CNY	58,497	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/8/27	(38,858)	—	(38,858)
CNY	37,211	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.27% (pays quarterly)	2/8/27	(23,493)	—	(23,493)
CNY	57,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	3,239	—	3,239
CNY	98,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	5,513	—	5,513
CNY	42,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	11,051	—	11,051
CNY	49,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	14,406	—	14,406

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	32,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.51% (pays quarterly)	9/21/27	$ 12,319	$ —	$ 12,319
CNY	49,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	21,110	—	21,110
CNY	16,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	7,451	—	7,451
CNY	49,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	22,445	—	22,445
CNY	49,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.53% (pays quarterly)	9/21/27	22,779	—	22,779
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	2,061,665	—	2,061,665
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,092,375)	—	(1,092,375)
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,660,201)	—	(1,660,201)
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(2,169,632)	—	(2,169,632)
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,045,968)	—	(1,045,968)
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	282,523	—	282,523
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	275,746	—	275,746
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	540,023	—	540,023
COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	97,082	—	97,082
COP	6,280,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	226,483	(85)	226,398
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	532,724	—	532,724
COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	305,307	—	305,307
COP	15,965,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	563,649	—	563,649

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	8,996,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	$ 315,060	$ —	$ 315,060
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	519,169	—	519,169
COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	91,173	—	91,173
COP	13,085,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	453,667	—	453,667
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	510,828	—	510,828
COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	271,195	—	271,195
COP	11,377,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	372,140	—	372,140
COP	6,681,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	217,797	—	217,797
COP	30,984,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	970,727	—	970,727
COP	3,307,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	103,506	—	103,506
COP	30,984,585	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	958,741	—	958,741
COP	15,492,290	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.81% (pays quarterly)	11/26/25	476,646	—	476,646
COP	26,646,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	809,634	—	809,634
COP	14,717,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	443,498	—	443,498
COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(280,028)	—	(280,028)
COP	17,135,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	383,163	—	383,163
COP	48,548,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	1,067,845	—	1,067,845
COP	14,897,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	320,313	—	320,313

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	31,413,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	$ 669,730	$ —	$ 669,730
COP	12,137,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.12% (pays quarterly)	11/26/25	256,146	—	256,146
COP	15,278,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	320,918	—	320,918
COP	15,707,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	325,769	—	325,769
COP	32,127,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	650,379	—	650,379
COP	69,340,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	1,048,194	—	1,048,194
COP	7,173,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	29,373	—	29,373
COP	13,620,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	40,860	—	40,860
COP	7,173,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	16,329	—	16,329
COP	7,264,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	2,511	—	2,511
COP	5,012,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	(4,955)	—	(4,955)
COP	11,982,293	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	(51,597)	—	(51,597)
COP	4,471,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(24,923)	(84)	(25,007)
COP	8,584,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(53,464)	—	(53,464)
COP	41,202,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,482,311	—	1,482,311
COP	25,188,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	887,193	—	887,193
COP	26,964,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	933,675	—	933,675
COP	6,893,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	303,027	—	303,027

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	4,923,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	$ 215,936	$ —	$ 215,936
EUR	13,257	Receives	1-day Euro Short-Term Rate (pays annually)	0.78% (pays annually)	4/7/27	109,969	—	109,969
EUR	13,257	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/13/27	(21,356)	—	(21,356)
EUR	3,112	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/7/32	95,539	—	95,539
EUR	3,112	Receives	1-day Euro Short-Term Rate (pays annually)	1.19% (pays annually)	4/13/32	32,016	—	32,016
GBP	28,350	Receives	SONIA (pays annually)	2.53% (pays annually)	9/21/27	(525,806)	—	(525,806)
GBP	25,950	Receives	SONIA (pays annually)	2.55% (pays annually)	9/21/27	(507,059)	—	(507,059)
JPY	752,246	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	587,331	—	587,331
JPY	790,839	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	624,530	—	624,530
JPY	956,915	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	750,823	—	750,823
KRW	154,705,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(1,696,247)	—	(1,696,247)
KRW	106,378,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(1,165,647)	—	(1,165,647)
KRW	67,516,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(734,147)	—	(734,147)
KRW	13,539,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.94% (pays quarterly)	9/21/25	273,582	—	273,582
KRW	24,730,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.97% (pays quarterly)	9/21/25	512,094	—	512,094
NZD	91,380	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(678,173)	—	(678,173)
NZD	89,240	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(651,549)	—	(651,549)
NZD	7,990	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	96,040	—	96,040
NZD	10,640	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	133,093	—	133,093
NZD	13,770	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	172,245	—	172,245

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	16,865	Receives	3-month NZD Bank Bill (pays quarterly)	2.98% (pays semi-annually)	2/23/32	$ 427,241	$ —	$ 427,241
NZD	8,400	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	276,730	—	276,730
NZD	3,300	Pays	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/28/32	108,754	—	108,754
NZD	7,300	Pays	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/28/32	244,461	—	244,461
PLN	26,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	646,534	—	646,534
PLN	82,460	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	2,047,541	—	2,047,541
PLN	31,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	521,348	—	521,348
PLN	34,400	Receives	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	10/4/31	1,542,457	—	1,542,457
PLN	13,530	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	596,561	—	596,561
PLN	13,850	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	610,671	—	610,671
PLN	30,760	Receives	6-month PLN WIBOR (pays semi-annually)	2.68% (pays annually)	10/22/31	1,183,065	—	1,183,065
PLN	14,140	Receives	6-month PLN WIBOR (pays semi-annually)	2.67% (pays annually)	10/25/31	545,942	—	545,942
PLN	21,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	10/25/31	790,618	—	790,618
PLN	19,716	Receives	6-month PLN WIBOR (pays semi-annually)	6.51% (pays annually)	6/28/32	(385,957)	—	(385,957)
PLN	19,716	Receives	6-month PLN WIBOR (pays semi-annually)	6.78% (pays annually)	6/28/32	(473,808)	—	(473,808)
PLN	24,268	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(680,180)	—	(680,180)
TWD	320,248	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	83,271	—	83,271
TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	166,543	—	166,543
TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	157,505	—	157,505
TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	155,697	—	155,697
TWD	290,972	Receives	3-month TWD TAIBOR (pays quarterly)	0.95% (pays quarterly)	2/8/27	47,337	—	47,337
TWD	322,266	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	2/9/27	28,366	—	28,366
TWD	216,402	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	2/9/27	18,075	—	18,075
USD	9,000	Receives	SOFR (pays annually)	1.44% (pays annually)	9/9/24	235,670	—	235,670
USD	14,000	Receives	SOFR (pays annually)	1.64% (pays annually)	9/11/24	301,533	—	301,533

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	12,500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	$ 508,407	$ —	$ 508,407
USD	12,400	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	507,151	—	507,151
USD	23,500	Receives	SOFR (pays annually)	2.85% (pays annually)	3/30/32	(984,806)	(92,026)	(1,076,832)
Total						$19,015,340	$(92,182)	$18,923,158
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	72,600	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	$(111,610)
Goldman Sachs International	MYR	57,400	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	(88,243)
Goldman Sachs International	MYR	70,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/15/27	(111,294)
Total							$(311,147)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$41,500	1.00% (pays quarterly)(1)	1.15%	6/20/27	$ (227,621)	$ 825,503	$ 597,882
Pemex	37,998	1.00% (pays quarterly)(1)	6.34	6/20/27	(7,830,347)	4,569,213	(3,261,134)
Total	$79,498				$(8,057,968)	$5,394,716	$(2,663,252)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount(2) (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$9,465	1.00% (pays quarterly)(1)	6/20/27	$ (383,061)	$ 377,484	$ (5,577)
Finland	9,771	0.25% (pays quarterly)(1)	6/20/27	(279)	40,596	40,317

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount(2) (000's omitted)		Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
France		$44,677	0.25% (pays quarterly)(1)	6/20/27	$ 31,638	$ (15,687)	$ 15,951
Germany		43,749	0.25% (pays quarterly)(1)	6/20/27	(206,206)	228,514	22,308
Hungary		10,178	1.00% (pays quarterly)(1)	6/20/27	458,846	(29,755)	429,091
Malaysia		112,553	1.00% (pays quarterly)(1)	6/20/27	(1,319,756)	451,841	(867,915)
Markit CDX Emerging Markets Index (CDX.EM.31.V2)		2,820	1.00% (pays quarterly)(1)	6/20/24	209,372	(163,318)	46,054
Markit CDX North America High Yield Index (CDX.NA.HY.38.V1)		51,197	5.00% (pays quarterly)(1)	6/20/27	(915,128)	(439,421)	(1,354,549)
Markit iTraxx Europe Crossover Index (ITRAXX.XO.37.V1)	EUR	37,095	5.00% (pays quarterly)(1)	6/20/27	(82,013)	2,125,062	2,043,049
Markit iTraxx Europe Index (ITRAXX.EUR.37.V1)	EUR	42,600	1.00% (pays quarterly)(1)	6/20/27	(47,921)	(414,088)	(462,009)
Mexico		50,342	1.00% (pays quarterly)(1)	6/20/27	1,204,670	(704,005)	500,665
Philippines		37,600	1.00% (pays quarterly)(1)	6/20/27	18,321	(152,905)	(134,584)
Poland		20,196	1.00% (pays quarterly)(1)	6/20/27	273,843	145,973	419,816
Qatar		12,396	1.00% (pays quarterly)(1)	12/20/23	(115,972)	122,176	6,204
Qatar		6,763	1.00% (pays quarterly)(1)	6/20/27	(115,680)	133,339	17,659
Saudi Arabia		140,921	1.00% (pays quarterly)(1)	6/20/27	(2,287,696)	1,958,104	(329,592)
Saudi Arabia		31,769	1.00% (pays quarterly)(1)	6/20/32	(40,936)	305,492	264,556
South Africa		13,180	1.00% (pays quarterly)(1)	6/20/27	1,088,207	(778,382)	309,825
South Africa		23,540	1.00% (pays quarterly)(1)	6/20/29	3,160,472	(2,366,968)	793,504
South Africa		9,666	1.00% (pays quarterly)(1)	6/20/31	1,692,863	(1,309,986)	382,877
Turkey		31,631	1.00% (pays quarterly)(1)	6/20/27	8,125,144	(6,033,448)	2,091,696
United Kingdom		43,834	1.00% (pays quarterly)(1)	6/20/27	(1,731,374)	1,742,467	11,093
Total					$9,017,354	$(4,776,915)	$4,240,439

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	BNP Paribas	$11,600	1.00% (pays quarterly)(1)	1.38%	6/20/27	$(183,488)	$ 77,050	$(106,438)
Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	0.64	6/20/24	71,307	(51,301)	20,006
Vietnam	Goldman Sachs International	16,200	1.00% (pays quarterly)(1)	1.38	6/20/27	(256,552)	122,084	(134,468)
Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)(1)	1.38	6/20/27	(23,727)	9,963	(13,764)
Total		$38,400				$(392,460)	$157,796	$(234,664)
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount(2) (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$10,160	1.00% (pays quarterly)(1)	12/20/26	$ (253,226)	$ 170,440	$ (82,786)
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(4,595)	(26,640)	(31,235)
Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(6,924)	(40,173)	(47,097)
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	29,617	(69,400)	(39,783)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(34,616)	(1,752)	(36,368)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(39,046)	566	(38,480)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(121,559)	7,051	(114,508)
Romania	Barclays Bank PLC	9,820	1.00% (pays quarterly)(1)	6/20/27	969,615	(386,696)	582,919
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(62,051)	(237,944)	(299,995)
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	2,029,547	(1,468,289)	561,258
Sweden	Barclays Bank PLC	9,749	0.25% (pays quarterly)(1)	6/20/27	(42,977)	48,220	5,243
Sweden	Barclays Bank PLC	11,000	0.25% (pays quarterly)(1)	6/20/27	(48,493)	33,352	(15,141)
Total					$2,415,292	$(1,971,265)	$ 444,027

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $117,898,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(2)	In U.S. dollars unless otherwise indicated.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,998,461,430 (pays semi-annually)*	2.06% on CLP equivalent of CLF 63,000 (pays semi-annually)*	3/29/32	$(188,253)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,333,595,340 (pays semi-annually)*	2.10% on CLP equivalent of CLF 42,000 (pays semi-annually)*	4/8/32	(131,590)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 4,064,683,520 (pays semi-annually)*	2.25% on CLP equivalent of CLF 128,000 (pays semi-annually)*	4/11/32	(469,913)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 3,026,235,450 (pays semi-annually)*	2.00% on CLP equivalent of CLF 95,000 (pays semi-annually)*	4/14/32	(256,315)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 757,813,425 (pays semi-annually)*	1.85% on CLP equivalent of CLF 23,700 (pays semi-annually)*	4/20/32	(49,029)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 3,777,817,200 (pays semi-annually)*	1.84% on CLP equivalent of CLF 118,000 (pays semi-annually)*	4/22/32	(235,877)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 807,446,000 (pays semi-annually)*	2.07% on CLP equivalent of CLF 25,000 (pays semi-annually)*	5/6/32	(63,966)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,643,846,198 (pays semi-annually)*	2.20% on CLP equivalent of CLF 49,980 (pays semi-annually)*	6/15/32	(130,891)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 830,903,499 (pays semi-annually)*	2.27% on CLP equivalent of CLF 25,253 (pays semi-annually)*	6/16/32	(72,125)
				$(1,597,959)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
ADR	– American Depositary Receipt
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted

EURIBOR	– Euro Interbank Offered Rate
HICP	– Harmonised Indices of Consumer Prices
KLIBOR	– Kuala Lumpur Interbank Offered Rate
LIBOR	– London Interbank Offered Rate

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average

TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
WTI	– West Texas Intermediate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
ARS	– Argentina Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling

KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– New Turkish Lira
TWD	– Taiwan New Dollar
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha
Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2022 were $16,781,797 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: During the fiscal year to date ended July 31, 2022, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: During the fiscal year to date ended July 31, 2022, the Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At July 31, 2022, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series A-1	12/30/20	4,400	$4,400,000	$4,101,846
Sussex Capital, Ltd., Designated Investment Series 16, 12/21	1/24/22	817	0	635,557
Sussex Capital, Ltd., Series 16, Preference Shares	6/1/21	5,500	5,500,000	5,083,162
Total Restricted Securities			$9,900,000	$9,820,565
Affiliated Investments
At July 31, 2022, the value of the Portfolio's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $166,188,550, which represents 8.4% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$316,227,582	$810,344,399	$(1,126,544,580)	$(27,401)	$ —	$ —	$117,783	—
Liquidity Fund	—	820,514,775	(654,326,225)	—	—	166,188,550	677,646	166,188,550
Total				$(27,401)	$ —	$166,188,550	$795,429
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 42,563,065	$ —	$ 42,563,065
Collateralized Mortgage Obligations	—	30,289,312	—	30,289,312
Common Stocks	5,660,936	48,362,849*	286,464	54,310,249
Convertible Bonds	—	4,800,295	—	4,800,295
Foreign Corporate Bonds	—	141,564,126	0	141,564,126
Loan Participation Notes	—	—	49,688,523	49,688,523
Reinsurance Side Cars	—	—	14,145,135	14,145,135
Senior Floating-Rate Loans	—	16,423,915	467,035	16,890,950
Sovereign Government Bonds	—	720,406,266	59,442,414	779,848,680
Sovereign Loans	—	77,778,027	—	77,778,027
U.S. Government Agency Mortgage-Backed Securities	—	44,279,322	—	44,279,322
U.S. Government Guaranteed Small Business Administration Loans	—	12,384,875	—	12,384,875
U.S. Treasury Obligations	—	39,400,320	—	39,400,320
Warrants	26,269	—	—	26,269
Short-Term Investments:
Affiliated Fund	166,188,550	—	—	166,188,550
Repurchase Agreements	—	15,624,031	—	15,624,031
Sovereign Government Securities	—	86,010,629	3,992,015	90,002,644
U.S. Treasury Obligations	—	204,857,449	—	204,857,449
Purchased Call Options	—	43,876	—	43,876
Total Investments	$171,875,755	$1,484,788,357	$128,021,586	$1,784,685,698
Forward Foreign Currency Exchange Contracts	$ —	$ 44,187,874	$ —	$ 44,187,874
Non-Deliverable Bond Forward Contracts	—	1,402,158	—	1,402,158
Futures Contracts	2,479,961	382,552	—	2,862,513
Swap Contracts	—	61,098,024	—	61,098,024
Total	$174,355,716	$1,591,858,965	$128,021,586	$1,894,236,267
Liability Description
Securities Sold Short	$ —	$ (14,801,049)	$ —	$ (14,801,049)
Forward Foreign Currency Exchange Contracts	—	(23,820,716)	—	(23,820,716)
Non-Deliverable Bond Forward Contracts	—	(1,298,366)	—	(1,298,366)
Futures Contracts	(6,824,220)	(199,591)	—	(7,023,811)
Swap Contracts	—	(42,489,313)	—	(42,489,313)
Total	$ (6,824,220)	$ (82,609,035)	$ —	$ (89,433,255)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Investments in Common Stocks	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Investments in Senior Floating- Rate Loans	Investments in Sovereign Government Bonds	Investments in Sovereign Government Securities	Total
Balance as of October 31, 2021	$273,212	$0	$51,240,311	$12,777,091	$684,110	$ —	$—	$64,974,724
Realized gains (losses)	—	—	—	—	—	(1,087,905)	—	(1,087,905)
Change in net unrealized appreciation (depreciation)	13,252	—	(2,024,025)	318,044	(281,240)	(133,849,496)	(1,214,788)	(137,038,253)
Cost of purchases	—	—	—	3,500,000	—	5,531,419	5,154,829	14,186,248
Proceeds from sales, including return of capital	—	—	—	(2,450,000)	—	(5,218,678)	—	(7,668,678)
Accrued discount (premium)	—	—	472,237	—	64,165	778,518	51,974	1,366,894
Transfers to Level 3	—	—	—	—	—	193,288,556	—	193,288,556
Transfers from Level 3	—	—	—	—	—	—	—	—
Balance as of July 31, 2022	$286,464	$0	$49,688,523	$14,145,135	$ 467,035	$ 59,442,414	$ 3,992,015	$ 128,021,586
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2022	$ 13,252	$ —	$(2,024,025)	$ 342,054	$(281,240)	$(133,574,055)	$(1,214,788)	$(136,738,802)
* The Portfolio's investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2022:
Type of Investment	Fair Value as of July 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$286,464	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	49,688,523	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.66%	Decrease
Senior Floating-Rate Loans	467,035	Market Approach	Discount Rate	10%	Decrease
Sovereign Government Bonds	59,442,414	Third Party Indication of Value	Foreign Currency Exchange Rate	41.10 UAH/USD	Decrease
Sovereign Government Securities	3,992,015	Third Party Indication of Value	Foreign Currency Exchange Rate	41.10 UAH/USD	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.